SHARE CAPITAL (Schedule of Stock Options Outstanding) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Amount of options
Options outstanding at beginning of period	17,625,460	14,762,980
Options granted	973,500	7,476,000
Exercised	(5,000)	(1,250)
Forfeited or cancelled	(1,965,093)	(4,612,270)
Options outstanding at end of period	16,628,867	17,625,460
Options vested and expected to vest at end of period	15,830,308	14,724,137
Options exercisable at end of period	9,974,207	8,804,214
Weighted average exercise price
Options outstanding at beginning of period	$ 1.24	$ 1.35
Granted	$ 1.27	$ 1.21
Exercised	$ 2.64	$ 1.30
Forfeited or cancelled	$ 2.25	$ 1.50
Options outstanding at end of period	$ 1.12	$ 1.24
Options vested and expected to vest at end of period	$ 1.12	$ 1.25
Options exercisable at end of period	$ 1.06	$ 1.28
Aggregate intrinsic value
Options outstanding at end of period	$ 2,452	$ 2,587
Options vested and expected to vest at end of period	2,406	2,385
Options exercisable at end of period	2,068	1,973
Total intrinsic value for the options exercised during the period